Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral	12 Months Ended
Oct. 31, 2025
Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, And Collateral [Abstract]
Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral
NOTE 25: PROVISIONS, CONTINGENT LIABILITIES,

COMMITMENTS, GUARANTEES, PLEDGED

ASSETS, AND COLLATERAL
(a)

PROVISIONS
The following table summarizes

the Bank’s provisions recorded in other liabilities.
Provisions
(millions of Canadian dollars) Legal, Regulatory,

Restructuring and Other Total
Balance as at November 1, 2024 $ 236 $ 2,396 $ 2,632
Additions 701 143 844
Amounts used (492) (2,272) (2,764)
Release of unused amounts (15) (55) (70)
Foreign currency translation adjustments

and other
(12) 53 41
Balance as at October 31, 2025, before

allowance for
credit losses for off-balance sheet instruments $ 418 $ 265 $ 683
Add: Allowance for credit losses for off-balance

sheet instruments
1 1,052
Balance as at October 31, 2025 $ 1,735
Refer to Note 8 for further details.
(b)

RESTRUCTURING CHARGES
The Bank continued to undertake certain

measures in the fourth quarter of 2025 to reduce

its cost base and achieve greater efficiency. In connection with this
program, the Bank incurred $ 686

million pre-tax of restructuring charges during

the year ended October 31, 2025 (October

31, 2024 – $
566

million). The
restructuring charges primarily relate to: (i)

employee severance and other personnel-related

costs recorded as provisions; (ii) asset impairment

and other
rationalization, including certain business

wind-downs and (iii) real estate optimization

mainly recorded as a reduction to buildings

and land.
(c)

LEGAL AND REGULATORY MATTERS
In the ordinary course of business, the Bank

and its subsidiaries are involved in various

legal and regulatory actions, including but

not limited to civil claims and
lawsuits, regulatory examinations, investigations,

audits, and requests for information by

governmental, regulatory and self-regulatory

agencies and law
enforcement authorities in various jurisdictions,

in respect of our businesses and compliance

programs. The Bank establishes provisions

when it becomes
probable that the Bank will incur a loss and

the amount can be reliably estimated.

The Bank also estimates the aggregate range

of reasonably possible losses
(RPL) in its legal and regulatory actions (that

is, those which are neither probable nor

remote), in excess of provisions. However, the Bank does

not disclose the
specific possible loss associated with each underlying

matter given the substantial uncertainty associated

with each possible loss as described below and

the
negative consequences to the Bank’s resolution

of the matters that comprise the

RPL should individual possible losses be disclosed.

As at October 31, 2025, the
Bank’s RPL is from zero

to approximately $
440.7

million (October 31, 2024 – from
zero

to approximately $
625

million). The Bank’s provisions and RPL represent
the Bank’s best estimates based upon currently available

information for actions for which estimates

can be made, but there are a number of factors

that could
cause the Bank’s actual losses to be significantly

different from its provisions or RPL. For example,

the Bank’s estimates involve significant judgment

due to the
varying stages of the proceedings, the existence

of multiple defendants in many proceedings

whose share of liability has yet to be determined,

the numerous yet-
unresolved issues in many of the proceedings,

some of which are beyond the Bank’s control and/or

involve novel legal theories and interpretations,

the attendant
uncertainty of the various potential outcomes

of such proceedings, and the fact that the underlying

matters will change from time to time. In addition,

some actions
seek very large or indeterminate damages.

Based on the Bank’s current knowledge, and

subject to the factors listed above as

well as other uncertainties inherent
in litigation and regulatory matters, other

than as described below, since October 31, 2025, no other

legal or regulatory matter has arisen or progressed

to the point
that it would reasonably be expected to result

in a material financial impact to the

Bank.
As previously disclosed, on October 10, 2024,

the Bank announced that, following active

cooperation and engagement with authorities and

regulators, it
reached a resolution (the “Global Resolution”)

of previously disclosed investigations related

to its U.S. Bank Secrecy Act (BSA) and Anti-Money

Laundering (AML)
compliance programs (collectively, the “U.S. BSA/AML program”).

The Bank and certain of its U.S. subsidiaries

consented to orders with the Office of the
Comptroller of the Currency (OCC), the Federal

Reserve Board, and the Financial Crimes

Enforcement Network and entered into plea agreements

with the
Department of Justice (DOJ), Criminal

Division, Money Laundering and Asset

Recovery Section and the United States

Attorney’s Office for the District of New
Jersey. Details of the Global Resolution include: (i) a total payment of US$
3.088

billion ($
4.233

billion), all of which was provisioned during

the 2024 fiscal year;
(ii) TD Bank, N.A. (TDBNA) pleading guilty

to one count of conspiring to fail to maintain

an adequate AML program, failing

to file accurate currency transaction
reports (CTRs) and launder money and

TD Bank US Holding Company (TDBUSH)

pleading guilty to two counts of causing

TDBNA to fail to maintain an adequate
AML program and to fail to file accurate

CTRs; (iii) requirements to remediate the

Bank’s U.S. BSA/AML program; (iv) a requirement

to prioritize the funding and
staffing of the remediation, which includes Board

certifications for dividend distributions

from certain of the Bank’s U.S. subsidiaries to the

Bank; (v) formal
oversight of the U.S. BSA/AML remediation

through an independent compliance monitorship;

(vi) a prohibition against the average combined

total assets of TD’s
two U.S. banking subsidiaries (TDBNA and

TD Bank USA, N.A.) (collectively, the “U.S. Bank”) exceeding

US$
434

billion (representing the combined total assets
of the U.S. Bank as at September 30, 2024)

(the “Asset Limitation”), and if the

U.S. Bank does not achieve compliance with

all actionable articles in the OCC
consent orders (and for each successive

year that the U.S. Bank remains non-compliant),

the OCC may require the U.S. Bank to

further reduce total consolidated
assets by up to 7
%; (vii) the U.S. Bank being subject to OCC

supervisory approval processes for any

additions of new bank products, services,

markets, and
stores prior to the OCC’s acceptance of the

U.S. Bank’s improved AML policies and procedures,

to ensure the AML risk of new initiatives is appropriately
considered and mitigated; (viii) requirements

for the Bank and TD Group U.S. Holdings,

LLC (TDGUS) to retain a third party

to assess the effectiveness of the
corporate governance and U.S. management

structure and composition to adequately

oversee U.S. operations; (ix) requirements

to comply with the terms of the
plea agreements with the DOJ during a five-year

term of probation (which could be extended

as a result of the Bank failing to complete

the compliance
undertakings, failing to cooperate or to report

alleged misconduct as required, or

committing additional crimes); (x) an ongoing

obligation to cooperate with DOJ
investigations; and (xi) an ongoing obligation

to report evidence or allegations of violations

by the Bank, its affiliates, or their employees

that may be a violation of
U.S. federal law. The Bank is focused on meeting the

terms of the consent orders and plea agreements,

including meeting its requirements to remediate

the
Bank’s U.S. BSA/AML compliance programs.

During the first fiscal quarter of 2025, the

Bank fully paid the remainder of the monetary penalty

owed pursuant to the
consent orders and plea agreements that

were entered into as part of the Global Resolution.

The payment was covered by provisions previously

taken by the Bank
for this matter.
As previously disclosed, the Bank and

some former and current directors, officers and employees

have been named as defendants in proposed

class action
lawsuits in the United States and Canada

purporting to be brought on behalf of

the Bank’s shareholders alleging, among other things,

that a decline in the price of
the Bank’s shares was the result of misleading disclosures

with respect to the Bank’s AML compliance programs

and/or the potential outcomes of the government
agencies’ or regulators’ investigations.

The two proposed class actions filed in

the United States have been consolidated

under the caption Tiessen v. The
Toronto-Dominion Bank, et al., in the United States District Court for the

Southern District of New York, and a consolidated amended complaint has been filed
which names TD Bank, N.A., TDBUSH,

and certain former and current officers as

defendants. On May 30, 2025, the defendants

filed motions to dismiss in the
Tiessen case. Out of the three proposed class actions

in Ontario, Parkin v. The Toronto-Dominion Bank, et al., has been identified as the lead action with the other
two Ontario actions being stayed. There remains

one further proposed class action in

Quebec which has been stayed. A putative shareholder

derivative action,
captioned Rubin v. Masrani, et al., has also been filed purportedly on behalf of TD in the United States

in the Supreme Court of the State of

New York, New York
County, against certain former and current TD directors, officers and employees,

and certain of TD’s U.S. affiliates and subsidiaries.

The complaint asserts alleged
breaches of duties and other claims against

the individual defendants in connection with

the Bank’s U.S. BSA/AML compliance programs.

On October 31, 2025,
TD filed a motion to dismiss the Rubin action.

Certain purported TD shareholders have

also filed an application in the Ontario

Superior Court of Justice (The
Trustees of International Brotherhood of Electrical Workers, et

al., v. The Toronto-Dominion Bank, et al.) seeking leave to bring a shareholder derivative action in
the Delaware Court of Chancery on behalf

of TD and TDBUSH against certain current

and former directors and officers. All of the proceedings

are still in early
stages and none of the proposed class action

lawsuits have been certified to proceed

as a class action. Losses or damages

cannot be estimated at this time.
As previously disclosed, the Bank has been

named as defendant in a purported class

action lawsuit in the United States purporting

to be brought on behalf of
First Horizon shareholders alleging that a decline

in the price of First Horizon shares

was the result of alleged misleading disclosures

the Bank made with respect
to its U.S. BSA/AML compliance programs

and its effect on the Bank’s contemplated

merger with First Horizon. The lawsuit also names

some of the Bank’s former
and current officers and a former employee as defendants.

On November 26, 2025, the court dismissed

plaintiffs’ complaint, but gave plaintiffs a final opportunity to amend their complaint again to attempt

to address its deficiencies. These proceedings

are still in early stages and have not been

certified to proceed as a class
action. Losses or damages cannot be estimated

at this time.
As previously disclosed, the Bank is a defendant

in Canada and/or the United States in a

number of matters brought by customers, including

class actions,
alleging claims in connection with various

fees, practices and credit decisions. The

cases are in various stages of maturity and

include, among others: a Quebec
action against members of the financial

services industry (including the Bank) regarding

the existence and amount of the insufficient or

non-sufficient funds fee, a
Quebec action against certain brokers (including

TD Direct Investing) regarding disclosure

of foreign conversion fees, and a Quebec action

against members of
the automobile insurance industry (including

Primmum Insurance Company) regarding

underwriting practices in Quebec.
As previously disclosed, on September 30,

2024, TD Securities (USA) LLC (TDS-US)

entered into a Deferred Prosecution

Agreement (DPA) with the U.S. DOJ
related to the actions of a former TDS trader. Pursuant to

the terms of the DPA, TDS-US agreed to pay total monetary sanctions of approximately US$
15.5

million,
which consists of a criminal penalty, forfeiture and victim compensation.

TDS-US and, in certain instances, TD Group

US Holdings LLC, further agreed to abide by
certain cooperation, reporting and compliance

obligations in connection with the DPA. These include, but are not limited to: (i) an ongoing obligation to cooperate
with DOJ investigations; (ii) an ongoing obligation

to report evidence or allegations of violations

by TDS-US of certain federal statutes;

(iii) the implementation and
maintenance of a corporate compliance program

that meets certain enumerated standards;

and (iv) an ongoing obligation to regularly

report to the DOJ on its
efforts to bolster its compliance program. TDS-US

also resolved investigations by the U.S.

Securities and Exchange Commission

(SEC) and the Financial Industry
Regulatory Authority (FINRA) relating

to the actions of the former TDS-US trader. As part of the resolutions,

TDS-US agreed to pay approximately US$
7

million in
total monetary sanctions to the SEC

and US$
6

million to FINRA.
As previously disclosed, the Bank was named

as a defendant in Rotstain v. Trustmark National Bank, et al., a putative class action lawsuit in the United States
District Court for the Northern District of

Texas related to a US$
7.2

billion Ponzi scheme perpetrated by

R. Allen Stanford, the owner of Stanford

International
Bank, Limited, an offshore bank based in Antigua.

In fiscal year 2023, the Bank reached a settlement

agreement pursuant to which the Bank agreed

to pay
US$ 1.205

billion to the U.S. Receiver to resolve

all claims against the Bank arising from or

related to R. Allen Stanford, including

the claims asserted in the
Rotstain et al. v. Trustmark National Bank et al. and Smith et al. v. Independent Bank actions. Under the terms of the agreement, all involved parties

have agreed
to a bar order dismissing and releasing all

current or future claims arising from or

related to R. Allen Stanford. On May 31, 2024,

the claims against the Bank were
dismissed with prejudice in Rotstain

v. Trustmark National Bank, et al. This brings to a close the Stanford litigation in the United States. A case regarding

the same
facts was also brought in Ontario by the Joint

Liquidators of Stanford International Bank

Ltd. appointed by the Eastern Caribbean

Supreme Court, under the title
McDonald v. The Toronto-Dominion Bank; on July 20, 2023, the Canadian proceeding ended following the Supreme Court of Canada’s dismissal

of an application
for leave to appeal by the Joint Liquidators.
As previously disclosed, in the third quarter

of 2024, the Bank and certain of its subsidiaries

resolved the investigations by the SEC

and the Commodity Futures
Trading Commission concerning compliance with records

preservation requirements relating

to business communications exchanged on

unapproved electronic
channels. The Bank and its subsidiaries in the

aggregate paid penalties totaling US$
124.5

million, for which the Bank was fully provisioned,

and agreed to various
other customary terms similar to those

imposed on other financial institutions

that have resolved similar investigations.
As previously disclosed, in the second quarter

of 2024, the Bank and certain of its subsidiaries

reached a settlement in principle relating to a

civil matter, pursuant
to which the Bank recorded a provision of $ 274

million.
Refer to Note 23 for disclosures related

to tax matters.
(d)

COMMITMENTS
Credit-related Arrangements
In the normal course of business, the Bank

enters into various commitments and

contingent liability contracts. The primary purpose

of these contracts is to make
funds available for the financing needs of

customers. The Bank’s policy for requiring

collateral security with respect to these contracts

and the types of collateral
security held is generally the same as for loans

made by the Bank.
Financial and performance standby letters

of credit represent irrevocable assurances

that the Bank will make payments in the event

that a customer cannot
meet its obligations to third parties and they

carry the same credit risk, recourse,

and collateral security requirements as loans

extended to customers.
Performance standby letters of credit are

considered non-financial guarantees as payment

does not depend on the occurrence of

a credit event and is generally
related to a non-financial trigger event.
Documentary and commercial letters of

credit are instruments issued on behalf

of a customer authorizing a third party to

draw drafts on the Bank up to a certain
amount subject to specific terms and conditions.

The Bank is at risk for any drafts drawn

that are not ultimately settled by the customer, and the amounts are
collateralized by the assets to which

they relate.
Commitments to extend credit represent unutilized

portions of authorizations to extend credit

in the form of loans. A discussion on the

types of liquidity facilities
the Bank provides to its securitization

conduits is included in Note 10.
The values of credit instruments reported as

follows represent the maximum amount

of additional credit that the Bank could

be obligated to extend should
contracts be fully utilized.
Credit Instruments
(millions of Canadian dollars) As at
October 31 October 31
2025 2024
Financial and performance standby letters

of credit
$ 48,348 $ 44,463
Documentary and commercial letters

of credit
321 337
Commitments to extend credit
1
Original term-to-maturity of one year or less 96,042 76,060
Original term-to-maturity of more than one

year
244,078 245,846
Total $ 388,789 $ 366,706
1

Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
In addition, as at October 31, 2025, the Bank

is committed to fund $
617

million (October 31, 2024 – $
594

million) of private equity investments.
Long-term Commitments or Leases
The Bank has obligations under long-term non-cancellable

leases for premises and equipment.

The maturity profile for undiscounted lease liabilities

is $
31

million
for 2026, $ 128

million for 2027, $
186

million for 2028, $
359

million for 2029, $
482

million for 2030, $
5,490

million for 2031 and thereafter. Total lease payments,
including $ 7

million (October 31, 2024 – $
19

million) paid for short-term and low-value asset

leases, for the year ended October 31,

2025, were $
833

million
(October 31, 2024 – $ 829

million).
(e)

ASSETS SOLD WITH RECOURSE
In connection with its securitization activities,

the Bank typically makes customary representations

and warranties about the underlying assets

which may result in
an obligation to repurchase the assets. These

representations and warranties attest that

the Bank, as the seller, has executed the sale of assets

in good faith, and
in compliance with relevant laws and contractual

requirements. In the event that they do not

meet these criteria, the loans may be required

to be repurchased by
the Bank.
(f)

GUARANTEES
In addition to financial and performance

standby letters of credit, the following types

of transactions represent the principal guarantees

that the Bank has entered
into.
Credit Enhancements
The Bank guarantees payments to counterparties

in the event that third-party credit enhancements

supporting asset pools are insufficient.
Indemnification Agreements
In the normal course of operations, the Bank

provides indemnification agreements

to various counterparties in transactions such as

service agreements, leasing
transactions, and agreements relating

to acquisitions and dispositions. Under these agreements,

the Bank is required to compensate counterparties

for costs
incurred as a result of various contingencies

such as changes in laws and regulations

and litigation claims. The nature of certain indemnification agreements
prevent the Bank from making a reasonable

estimate of the maximum potential amount

that the Bank would be required to pay such

counterparties.
The Bank also indemnifies directors, officers,

and other persons, to the extent permitted by

law, against certain claims that may be made against

them as a
result of their services to the Bank or, at the Bank’s request, to another entity.
(g)

PLEDGED ASSETS AND COLLATERAL
In the ordinary course of business, securities

and other assets are pledged against liabilities

or contingent liabilities, including repurchase

agreements,
securitization liabilities, covered bonds,

obligations related to securities sold

short, and securities borrowing transactions.

Assets are also deposited for the
purposes of participation in clearing and payment

systems and depositories or to have access

to the facilities of central banks in foreign jurisdictions,

or as security
for contract settlements with derivative exchanges

or other derivative counterparties.
Details of assets pledged against liabilities

and collateral assets held or repledged are

shown in the following table:
Sources and Uses of Pledged Assets

and Collateral
(millions of Canadian dollars) As at

October 31 October 31
2025 2024
Sources of pledged assets and collateral
Bank assets

Interest-bearing deposits with banks $ 5,700 $ 6,161
Loans 213,125 205,337
Securities 236,430 240,425
Other assets 262 238
455,517 452,161
Third-party assets
1
Collateral received and available for sale or

repledging
439,278 364,178
Less: Collateral not repledged (84,094) (73,996)
355,184 290,182
810,701 742,343
Uses of pledged assets and collateral 2
Derivatives 18,709 15,964
Obligations related to securities sold

under repurchase agreements
204,710 186,777
Securities borrowing and lending 170,642 137,292
Obligations related to securities sold

short
37,320 34,336
Securitization 44,674 36,806
Covered bond 69,695 76,698
Clearing systems, payment systems, and depositories 11,048 10,540
Foreign governments and central banks 20 26
Other 95,851 124,408
652,669 622,847
Assets pledged but not encumbered 3 158,032 119,496
Total $ 810,701 $ 742,343
1
Includes collateral received from reverse repurchase agreements, securities lending,

margin loans, and other client activity.
2 Includes $ 68

billion of on-balance sheet assets that the Bank has pledged and that the counterparty can subsequently repledge as at October 31, 2025 (October 31, 2024 – $
63.7

billion).
3
Represents assets pledged as pre-positioned collateral or to generate unused borrowing capacity with the U.S. Federal Reserve

Bank and the FHLB system.